OTHER RESERVES (Details) - Schedule of Revaluation Reserve in Respect of Equity Shares - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
Change in fair value	£ (50)	£ 0	£ (97)
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income | Equity shares
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	19	5	(49)
Change in fair value	(50)	0	(97)
Deferred tax	(16)	12	22
Other comprehensive income, before tax, gains (losses) on revaluation	(66)	12	(75)
At 31 December	(47)	19	5
Retained profits | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income | Equity shares
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
Realised gains and losses transferred to retained profits	(16)	14	151
Deferred tax	16	(12)	(22)
Other comprehensive income, net of tax, gains (losses) on revaluation	£ 0	£ 2	£ 129